INCOME TAXES - Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Income before income taxes from continuing operations	$ 149,963	$ 934,594
Combined statutory federal and provincial income tax rate	26.50%	26.50%
Expected income tax expense	$ 39,740	$ 247,667
Non-taxable gains on investments	(1,310)	(1,739)
Non-taxable losses (gains) on derivative financial instruments	2,193	(38,058)
Foreign tax rate differential	(6,862)	(52,151)
Other, including permanent differences	(5,622)	(499)
Income tax expense from continuing operations	28,139	155,220
Other permanent differences include adjustments related to prior tax returns	$ 3,026	$ 3,026